Inventories, Net - Inventories, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 66	$ 50
Work in process	1,376	580
Finished goods	437	125
Inventory net	$ 1,879	$ 755